Note 12 - Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 160,000	$ 140,000